Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (116,476)	$ (10,089)	$ (159,844)	$ (29,074)	$ (33,625)	$ (59,663)	$ (60,691)
Foreign currency translation adjustment	(3,130)	10,867	(2,373)	6,223	16,622	(3,949)	(28,029)
Comprehensive income/(loss)	$ (119,606)	$ 778	$ (162,217)	$ (22,851)	(17,003)	(63,612)	(88,720)
Less:
Comprehensive loss attributable to noncontrolling interests						(2,107)	(3,740)
Total comprehensive loss attributable to Microvast, Inc.					$ (17,003)	$ (61,505)	$ (84,980)